AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

June 30, 2023 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 37.3%
ACP Accelerant Co-Invest, LLC (Financials)(a),(b),*	01/31/2022	(c)	$21,164,743
AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	9,028,588
AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,151,856
APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	7,600,413
APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	6,299,885
APIA DINO FPCI (Information Technology) (Netherlands)(a),(b),*	03/11/2022	(c)	11,456,369
APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	4,349,599
APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(b),*	09/16/2021	(c)	15,874,375
Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	9,614,431
Aquarian Insurance Holdings (Financials)(a),(b),*	09/29/2022	(c)	30,092,600
Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	5,249,481
Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/13/2022	(c)	4,556,157
BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b),*	01/11/2022	(c)	8,512,113
BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b),*	03/30/2022	(c)	24,374,709
CB Ignite Holdings, LLC (Consumer Discretionary)(a),(d),*	08/12/2016	(c)	4,400,189
Coronet Cyber Security Ltd. (Information Technology) (Israel)(a),(d),*	02/03/2023	(c)	3,952,000
DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	14,690,182
Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,411,706
Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(d),*	11/06/2015	31	600,602
Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	21,253,571

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 37.3% (continued)
ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	$7,196,406
Epsilon Topco Limited (Information Technology)(a),(d),*	10/03/2018	(c)	2,353,642
ESCP PPG Holdings, LLC (Industrials)(a),(d),*	12/14/2016	2,171.429	0
Fintech Collective PA1 LLC (Information Technology)(a),(b),*	12/23/2022	(c)	5,152,609
Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b),*	08/04/2022	(c)	21,847,796
GGV (ET) LLC (Information Technology)(a),(b),(d),*	08/08/2022	(c)	4,916,000
Golden Aggregator, L.P. (Information Technology)*	06/28/2021	(c)	23,940,469
H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,231,000
H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b),*	07/15/2022	(c)	8,441,033
H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b),*	02/21/2023	(c)	13,587,413
Help HP SCF Investor, LP (Information Technology)(a),*	05/12/2021	(c)	9,939,600
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	6,126,423
Hg Riley Co-Invest L.P. (Information Technology)(a),(b),*	09/30/2021	(c)	10,716,808
Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	3,450,113
Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b),*	06/29/2022	(c)	27,701,918
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	5,287,816
Hygee International SARL (Materials) (France)(a),(d),*	12/17/2020	(c)	5,795,472
Incline A Aviation Co-Investment Fund (Industrials)(d),*	05/15/2020	(c)	2,204,874
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(d),*	06/26/2018	(c)	2,713,000
Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	13,616,433
ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	6,710,728

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 37.3% (continued)
IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	$6,579,002
IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	10,197,889
JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	1,305,637
KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b),*	03/22/2022	(c)	7,337,233
LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	4,558,586
Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	3,374,482
N2Y (Consumer Discretionary)(a),(b),*	05/03/2023	(c)	29,459,571
NetSPI (Information Technology)(a),(b),*	11/01/2022	(c)	19,997,086
Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(a),*	09/04/2020	(c)	5,656,835
Olive Investments Limited (Information Technology)(a),(b),*	09/01/2021	(c)	13,518,238
Onex ISO Co-Invest LP (Financials)(a),(b),*	10/29/2021	(c)	18,354,493
Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b),*	06/13/2022	(c)	40,567,464
Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b),*	07/29/2022	(c)	36,686,504
PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b),*	07/30/2021	(c)	12,279,287
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	11,842,500
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	536,703
Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	1,621,504
RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	14,480,821
RL Co-investor Aggregator II L.P. (Communication Services)(a),(b),*	03/04/2022	(c)	27,925,079
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	8,275,511
SDA Investors Group, LLC - Class A (Healthcare)(a),(d),*	08/03/2017	(c)	2,472,793

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Co-Investments - 37.3% (continued)
SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(d),*	03/26/2019	(c)	$1,560,129
Sequoia Financial Group (Financials)(a),(b),*	10/28/2022	(c)	20,244,700
SignalFire Opportunities Fund, L.P. (Healthcare)(a),(b),*	04/08/2022	(c)	4,935,999
SignalFire Opportunities Fund, L.P. – Series 11 (Financials)(a),(b),*	12/10/2021	(c)	5,046,920
SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),*	12/16/2021	(c)	21,360,225
SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	867,660
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	2,356,770
T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	4,527,051
TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	3,873,401
TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	2,521,739
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),*	02/26/2019	(c)	7,823,761
TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(b),*	02/10/2022	(c)	16,792,614
TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b),*	07/18/2022	(c)	26,497,914
TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	407,902
TVG-I-E-AEG Holdings (Consumer Discretionary)(a),*	01/27/2017	(c)	2,060,757
Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(b),*	03/30/2022	(c)	5,183,612
Vistria AP Investment LLC (Consumer Discretionary)(a),(d),*	12/12/2019	(c)	5,270,471
WP Triton Investment, L.P. (Communication Services) (United Kingdom)(a),*	12/10/2019	(c)	2,150,753
WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	524,412
Total Co-Investments			800,597,130
Primary Private Investment Funds - 5.2%
Abry Advanced Securities Fund IV, L.P.(a),*	02/19/2019	(c)	2,860,482

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Primary Private Investment Funds - 5.2% (continued)
Accel Leaders Fund IV, L.P.(a),(b),*	06/05/2023	(c)	$1,575,000
Banc Fund IX L.P.(a),*	01/19/2016	(c)	111,633
Base10 Advancement Initiative II(a),(b),*	01/06/2023	(c)	1,545,680
Battery Ventures Select Fund II, L.P.(a),(b),*	03/09/2022	(c)	1,433,505
Battery Ventures XIV, L.P.(a),(b),*	07/20/2022	(c)	2,443,810
BC European Capital XI (United Kingdom)(a),(b),*	02/25/2022	(c)	11,560,473
BroadRiver III, L.P.(a),*	03/27/2018	(c)	2,912,628
Calera Capital Partners V L.P.*	04/25/2016	(c)	76,250
Carlyle Renewable and Sustainable Energy Fund II(a),(b),*	11/29/2022	(c)	402,659
Craft Ventures Growth II(a),(b),*	05/31/2023	(c)	389,400
Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),*	06/17/2022	(c)	6,333,233
Forbion Capital Fund VI (Netherlands)(a),(b),*	03/01/2023	(c)	551,281
GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	445,697
HGGC Fund IV(a),(b),*	12/03/2021	(c)	15,191,318
HIG Middle Market LBO Fund IV(a),(b),*	05/11/2023	(c)	0
Incline Aviation Fund II(a),(d),*	05/07/2021	(c)	5,611,000
Incline Aviation I(d),*	03/09/2017	(c)	1,387,659
NEA 18 Venture Growth Equity, L.P.(a),(b),*	02/08/2023	(c)	2,599,458
New Enterprise Associates 18, L.P.(a),(b),*	02/08/2023	(c)	2,058,597
Norvestor IX (Norway)(a),(b),*	04/20/2023	(c)	0
PSG Encore-A L.P.(a),(b),*	03/23/2022	(c)	8,025,812
Redpoint IX(a),(b),*	10/03/2022	(c)	887,147
SignalFire Breakout Fund III, L.P.(a),(b),*	01/31/2022	(c)	2,983,028
SignalFire Fund IV, L.P.(a),(b),*	01/31/2022	(c)	1,625,122
SignalFire XIR Fund, L.P.(a),(b),*	01/31/2022	(c)	3,290,493
TPG Growth V, L.P.(b),*	09/17/2021	(c)	20,783,487
Valeas Capital Partners Fund I(a),(b),*	02/27/2023	(c)	14,426,623

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Primary Private Investment Funds - 5.2% (continued)
West Street Infrastructure Partners IV (GSIP)(a),(e),*	09/08/2022	(c)	$431,863
Total Primary Private Investment Funds			111,943,338
Secondary Private Investment Funds - 50.4%
1901 Partners LP(a),*	07/16/2015	(c)	49,638
3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c)	14,411,172
Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	4,661,606
ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	341,277
ABRY Partners IX, L.P.(e),*	03/31/2021	(c)	2,131,737
ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	11,388
ABRY Partners VII, L.P.(a),(e),*	03/31/2021	(c)	296,995
ABRY Partners VIII, L.P.(a),(e),*	03/31/2021	(c)	334,959
ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	7,499
ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	214,572
ABRY Senior Equity V, L.P.(a),(e),*	03/31/2021	(c)	1,867,420
ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,666,794
ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	5,783,697
ACP Investment Fund II, L.P.(a),(e),*	06/30/2023	(c)	12,505,995
Allegro Private Equity Fund II, L.P. (Australia)(a),*	03/04/2020	(c)	1,843,907
Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	6,884,439
Altamont Capital Partners III, L.P.(a),(e),*	06/30/2023	(c)	64,692,584
Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	1,023,327
Altor Fund IV AB (Sweden)(a),(b),*	04/08/2022	(c)	3,102,427
Altor Fund V AB (Sweden)(b),*	04/08/2022	(c)	4,758,109
Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	3,719,488
Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	913,138
Archer Capital GF Trust 2B (Australia)(a),*	03/04/2020	(c)	1,347,146
Archer Capital Trust 5B (Australia)(a),*	03/04/2020	(c)	537,791
Ares Corporate Opportunities Fund IV, L.P.(a),*	04/13/2017	(c)	629,523

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 50.4% (continued)
Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	$462,718
Aztiq Fund I(a),*	05/13/2019	(c)	9,365,023
Base10 Partners I, L.P.(a),(b),*	08/03/2022	(c)	6,318,419
Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	1,490,937
Berkshire Fund IX, L.P.(a),(e),*	09/03/2021	(c)	5,967,263
Berkshire Fund VI L.P.(a),(b),*	04/08/2022	(c)	1,181,347
Berkshire Fund VII, L.P.(a),(b),*	04/08/2022	(c)	170,498
Berkshire Fund VIII L.P.(a),(b),*	04/08/2022	(c)	2,242,063
Berkshire Fund X-A, L.P.(b),*	11/16/2021	(c)	982,621
Blackstone Capital Partners VI(e),*	04/07/2022	(c)	255,897
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	6,157,305
Carlyle Global Infrastructure Opportunity Fund, L.P.(a),(e),*	04/21/2022	(c)	11,939,339
CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	3,456,770
CD&R Value Building Partners I, L.P.(b),*	12/17/2021	(c)	43,490,372
CIVC SIB CF, L.P. (Canada)(a),(b),*	05/03/2023	(c)	15,031,455
Clearview Capital Fund III, L.P.(a),(b),*	04/07/2022	(c)	1,210,688
Clearview Capital Fund IV, L.P.(b),*	04/08/2022	(c)	6,862,037
Clearview Capital Mezzanine Fund I, L.P.(b),*	04/08/2022	(c)	778,719
Clearview Capital V(a),(b),*	05/19/2023	(c)	160,467
DPE Continuation Fund I (Germany)(a),(b),*	10/12/2022	(c)	42,384,259
ECP Calpine Continuation Fund, LP(a),(b),*	07/05/2022	(c)	28,101,900
Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	4,455,303
ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(b),*	09/01/2021	(c)	6,673,877
Francisco Partners III, L.P.(a),*	01/05/2015	(c)	84,575
GHO Capital Vanquish LP (United Kingdom)(a),(b),*	05/22/2023	(c)	38,831,317

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 50.4% (continued)
GIP Aquarius Fund, SCSp (Brazil)(a),(b),*	10/19/2021	(c)	$12,685,812
Global Infrastructure Partners II (United Kingdom)(b),*	12/30/2022	(c)	9,191,223
Global Infrastructure Partners III(b),*	12/30/2022	(c)	1,994,232
Graham Partners OptConnect Continuation Fund Parallel(a),(b),*	12/20/2022	(c)	38,209,000
Greenbriar Equity Fund III, L.P.(a),(e),*	03/31/2021	(c)	459,702
H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	281,426
Hellman & Friedman Capital Partners VII, L.P.*	10/01/2019	(c)	146,922
Hosen FCV I, L.P. (Australia)(a),(b),*	04/13/2022	(c)	28,017,183
Housatonic Equity Investors V, L.P.(e),*	04/07/2022	(c)	1,490,211
Housatonic Equity Investors VI, L.P.(a),(e),*	04/07/2022	(c)	9,886,790
Icon Partners III, L.P.(a),*	05/10/2021	(c)	6,289,562
Icon Partners IV, L.P.*	05/24/2021	(c)	17,421,198
Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	5,977,969
Industrial Opportunity Partners II(a),(b),*	04/01/2022	(c)	175,250
Industrial Opportunity Partners III(a),(b),*	04/01/2022	(c)	6,834,358
Industrial Opportunity Partners IV, L.P.(a),(b),*	05/06/2022	(c)	992,640
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(a),(e),*	03/31/2023	(c)	34,940,786
Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	6,559,484
Insight Venture Partners IX, L.P.(a),(e),*	03/31/2023	(c)	38,225,220
Insight Venture Partners X, L.P.(b),*	03/31/2023	(c)	43,531,898
Insight Venture Partners XI, L.P.(a),(e),*	03/31/2023	(c)	25,385,859
Insight Ventures Partners (Cayman) X, L.P.(b),*	01/04/2022	(c)	13,642,906
KKR Mezzanine Partners I L.P.(a),(b),*	04/07/2022	(c)	510,605
LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	16,427,878
Linden Opportunities Fund, L.P.(a),(b),*	09/01/2022	(c)	13,122,940
Marwyn Value Investors II Co-Invest (Spain)(a),(b),*	04/01/2022	(c)	184,236
Marwyn Value Investors II L.P. (Spain)(a),(b),*	04/01/2022	(c)	490,194

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 50.4% (continued)
MC Private Equity Partners I-A LP(a),(e),*	03/31/2021	(c)	$5,187,645
Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	3,436,660
MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,481,862
Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	18,635,847
North Haven Capital Partners CV-A LP(a),(b),*	11/15/2021	(c)	19,932,668
Oakley Capital Guinness B1 SCSp (Germany)(a),(b),*	06/09/2023	(c)	39,168,078
Oaktree Special Situations Fund, L.P.(a),(e),*	04/07/2022	(c)	1,672,573
One Equity Partners VI, L.P.(a),(b),*	04/08/2022	(c)	1,144,176
PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	7,134,270
Pegasus WSJLL Fund, L.P.(a),(b),*	12/14/2021	(c)	21,622,261
Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,176,978
Providence Equity Partners VI, L.P.(a),*	12/12/2014	(c)	13,808
PSC III G, L.P. (United Kingdom)(a),(b),*	04/04/2022	(c)	5,389,497
RL Co-investor Aggregator L.P.(a),(b),*	05/16/2022	(c)	13,437,991
Roark Capital Partners CF LP(a),(b),*	08/26/2022	(c)	26,324,287
RREF I SPV, L.P.(b),*	05/13/2022	(c)	8,441,229
Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	236,457
Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	243,286
Samson Shield 2, L.P.(a),*	12/23/2020	(c)	486,109
SGP II CF Feeder, L.P.(a),(b),*	08/12/2022	(c)	23,073,321
ShiftKey(a),(b),*	11/25/2022	(c)	26,472,317
Silver Lake Partners V, L.P.(b),*	01/04/2022	(c)	14,126,360
Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	4,405,463
Siris Partners II, L.P.(a),(b),*	04/01/2022	(c)	316,836
Siris Partners III, L.P.(b),*	04/01/2022	(c)	2,226,176
Siris Partners III, L.P.(b),*	04/01/2022	(c)	5,936,728
Siris Partners IV, L.P.(b),*	04/01/2022	(c)	3,013,570

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 50.4% (continued)
Solace Capital Special Situations Fund, L.P.(a),(b),*	08/06/2021	(c)	$14,697,605
Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	25,804,900
Thomas H. Lee Equity Fund VIII, L.P.(a),(e),*	04/01/2022	(c)	143,025
TiaraMed LP (Romania)(a),(b),*	10/15/2021	(c)	14,194,367
TPG Asia V, L.P.(b),*	01/12/2022	(c)	336,087
TPG Asia VI, L.P.(a),(b),*	01/12/2022	(c)	5,727,868
TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,621,387
TPG Partners V, L.P.(a),*	10/31/2015	(c)	89
TPG Partners VI, L.P.(e),*	01/12/2022	(c)	187,103
TPG Partners VI, L.P.*	10/31/2015	(c)	18,467
TPG Partners VII, L.P.(e),*	01/12/2022	(c)	2,118,250
TPG Partners VIII, L.P(e),*	01/12/2022	(c)	5,910,313
Warburg Pincus Private Equity XII, L.P.(a),(b),*	09/30/2021	(c)	4,734,545
Warburg Pincus Private Equity XII, L.P.(a),(e),*	01/12/2022	(c)	4,026,990
Water Street Orion Fund, L.P.(a),(b),*	10/13/2021	(c)	19,684,632
West Street Global Infrastructure Partners III, L.P.(a),(e),*	04/21/2022	(c)	8,821,120
Total Secondary Private Investment Funds			1,081,630,482
Common Stock - 0.1%
Monday.com Ltd (f)		7,578	1,297,505
Short-Term Investments - 10.3%
Other Investment Companies - 10.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.07%(1)		222,206,789	222,206,789
Total Investments - 103.3% (cost $1,870,771,747)			2,217,675,244
Other Assets, less Liabilities - (3.3%)			(71,039,133)
Net Assets - 100.0%			$2,146,636,111

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

Cost of Investments by asset type is as follows:

Co-Investments	$632,975,204
Primary Private Investment Funds	111,411,491
Secondary Private Investment Funds	902,796,342
Common Stock	1,381,921
Short-Term Investments	222,206,789

Total	$1,870,771,747

(a)	Non-income producing.
(b)	Investment is held by AMG Pantheon Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(c)	Investment does not issue shares.
(d)	The investment’s value was determined using significant unobservable inputs.
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(f)	At June 30, 2023, this common stock was held by AMG Pantheon Master Fund, LLC, AMG Pantheon Lead Fund, LLC and AMG Pantheon Subsidiary Fund, LLC.
(1)	Yield shown represents the June 30, 2023, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of June 30, 2023, the aggregate cost of each investment restricted to resale was $23,706,092, $200,093, $1,204,726, $4,059,584, $3,335,836, $10,829,540, $3,924,009, $11,466,453, $2,141,549, $25,049,556, $4,245,077, $5,159,391, $15,022,158, $16,379,406, $1,295,640, $3,999,981, $14,061,119, $974,500, $212,427, $7,206,199, $7,411,756, $1,783,591, $2,174,345, $5,100,000, $17,662,814, $5,072,978, $15,000,000, $636,693, $8,090,514, $14,265,651, $7,799,538, $3,320,212, $7,857,364, $3,033,908, $20,041,949, $1,931,802, $4,760,163, $1,154,552, $2,276,020, $3,376,573, $5,588,918, $8,429,116, $14,975,392, $2,188,775, $7,337,233, $1,849,814, $3,767,531, $29,622,335, $18,819,714, $3,520,819, $9,698,069, $19,692,078, $38,899,491, $34,534,744, $12,465,086, $1,177,003, $211,943, $1,353,781, $3,892,609, $26,189,931, $4,652,874, $3,730,626, $1,139,648, $20,454,713, $4,977,228, $5,109,869, $15,545,559, $2,972,962, $196,441, $2,312,991, $3,393,333, $1,551, $0, $10,122,166, $15,031,794, $1,434,023, $434,236, $5,709,265, $1,881,126, $2,239,616, $197,042, $3,070,843, $1,575,000, $118,737, $1,785,335, $1,425,000, $2,673,300, $10,603,532, $2,735,375, $57,699, $447,561, $632,026, $6,430,692, $700,919, $548,087, $15,514,560, $463,988, $5,730,019, $1,219,541, $3,727,379, $2,043,490, $229,086, $8,231,790, $1,003,285, $3,327,206, $1,765,323, $3,375,000, $17,020,153, $14,528,340, $428,225, $416,343, $4,406,034, $4,050,241, $219,973, $1,489,425, $21,716, $367,433, $580,050, $33,618, $215,762, $1,348,371, $1,897,741, $4,075,482, $11,578,802, $2,401,192, $3,833,877, $60,445,536, $1,136,733, $2,933,765, $5,126,556, $3,086,665, $624,025, $832,708, $894,423, $1,262,289, $433,399, $3,893,964, $4,679,179, $3,088,206, $6,334,821, $1,072,944, $184,445, $1,855,324, $1,017,427, $320,624, $3,637,885, $9,237,083, $3,682,898, $34,825,725, $15,031,455, $1,311,583, $6,804,610, $776,756, $177,770, $29,062,673, $4,190,961, $3,700,411, $89,384, $38,831,317, $11,155,577, $7,027,833, $1,795,684, $31,442,448, $1,279,407, $138,779, $801,824, $22,495,567, $1,395,488, $8,959,190, $8,609,405, $15,405,111, $2,224,943, $158,838, $6,315,909, $926,985, $24,809,261, $26,021,456, $4,790,271, $27,666,299, $18,334,479, $15,308,600, $346,079, $12,890,166, $13,381,022, $176,882, $379,007, $3,194,449, $3,784,826, $4,501,889, $21,161,693, $10,700,185, $39,027,636, $1,330,896, $1,165,998, $4,830,691, $18,944,266, $9,444,860, $94,966, $5,275,699, $12,466,581, $21,392,352, $5,398,898, $99,631, $100,417, $445,831, $22,227,356, $20,151,943, $16,611,630, $4,129,353, $442,218, $2,063,653, $5,596,439, $2,607,120, $8,901,966, $8,649,185, $129,870, $10,020,501, $469,369, $4,843,853, $2,493,713, $34,262, $59,782, $349,945, $3,062,324, $5,063,613, $5,019,985, $4,044,633, $17,869,394 and $10,100,241, respectively, totaling $1,647,183,037.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at June 30, 2023, was as follows:

Country	% of Total Investments
Australia	2.7
Belgium	0.7
Brazil	0.6
France	3.0
Germany	3.6
Israel	1.3
Italy	1.2
Netherlands	0.5
Norway	1.3
People’s Republic of China	0.3
Romania	0.6
Spain	0.2
Sweden	1.6
United Kingdom	4.0
United States	78.4

100.0

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments

June 30, 2023 (unaudited)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$50,993,218	$749,603,912	$800,597,130
Primary Private Investment Funds	—	—	6,998,659	104,944,679	111,943,338
Secondary Private Investment Funds	—	—	—	1,081,630,482	1,081,630,482
Common Stock	$1,297,505	—	—	—	1,297,505
Short-Term Investments
Other Investment Companies	222,206,789	—	—	—	222,206,789

Total Investments	$223,504,294	—	$57,991,877	$1,936,179,073	$2,217,675,244

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2023	$68,996,289	$6,952,000	$—	$75,948,289
Purchases	2,335,441	—	—	2,335,441
Sales & Distributions	—	(2,340)	—	(2,340)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(22,510,000)	—	—	(22,510,000)
Net realized gain	—	—	—	—
Net change in unrealized appreciation/depreciation	2,171,488	48,999	—	2,220,487

Balance as of June 30, 2023	$50,993,218	$6,998,659	$—	$57,991,877

Net change in unrealized appreciation/depreciation on investments held at June 30, 2023	$2,171,488	$48,999	$—	$2,220,487

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

For the period ended June 30, 2023, transfers out of Level 3 were due to increased price transparency.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2023. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements					Impact to Valuation from an Increase in Input (a)
	Fair Value as of June 30, 2023	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Co-Investments	$13,424,157	Recent Round of Financing	Recent round of financing/ expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:
	5,098,944		Revenue	10.00x-10.00x	10.00x	Increase
	16,723,022		EBITDA	8.10x-24.70x	13.70x	Increase

Co-Investments	3,952,853	Guideline Transaction Multiples	EBITDA	15.00x-15.00x	15.00x	Increase

Co-Investments	11,794,242	Discounted Cash Flows	Discount Rate Terminal Value	8.0%-20.0% 15.50x-28.10x	13.8% 17.03x	Decrease Increase
			Terminal Growth Rate	10.1%-10.8%	10.2%	Increase

Primary Private Investment Funds	6,998,659	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.7%	Decrease

Total	$57,991,877

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA    Earnings before interest, taxes, depreciation and amortization

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager, reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio

AMG Pantheon Master Fund, LLC

Notes to Consolidated Schedule of Investments (continued)

companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of June 30, 2023, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments	Remaining life*	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$1,498,065,519	$282,539,128	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	276,739,912	40,323,955	1-10 years	Not Redeemable	N/A	N/A
Infrastructure (c)	85,225,471	12,921,814	4-13 years	Not Redeemable	N/A	N/A
Private Debt (d)	38,893,290	9,361,729	1-9 years	Not Redeemable	N/A	N/A
Real Assets (e)	11,916,533	6,355,797	4-8 years	Not Redeemable	N/A	N/A
Special Situations (f)	29,513,410	6,721,294	1-7 years	Not Redeemable	N/A	N/A
Venture (g)	53,816,815	79,541,780	4-12 years	Not Redeemable	N/A	N/A

Total	$1,994,170,950	$437,765,497

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.
*

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.